Goodwill and intangible assets - Movement analysis of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 20,622
Goodwill and intangible assets ending balance	21,321	$ 20,622
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	5,033
Goodwill and intangible assets ending balance	4,156	5,033
Goodwill | Gross amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	22,215	23,135
Exchange differences	(776)	(905)
Classified to held for sale and additions	(2,485)	0
Other	11	(15)
Goodwill and intangible assets ending balance	18,965	22,215
Goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	(17,182)	(17,254)
Exchange differences	482	659
Classified to held for sale and additions	1,891	0
Impairment losses	0	(587)
Goodwill and intangible assets ending balance	$ (14,809)	$ (17,182)